2019 Acquisition - Unaudited Pro Forma Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended		39 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018
Business Acquisition [Line Items]
Net revenue as reported	$ 40,603	$ 24,672	$ 88,817	$ 53,576	$ 73,279	$ 36,459	$ 6,200
Net revenue pro forma	41,953	25,157	90,576	54,088
Operating losses	(10,413)	(4,707)	(23,887)	(21,772)	$ (29,429)	$ (22,593)
Operating loss pro forma	(10,170)	(4,617)	(23,577)	(21,687)
Aussie Health Assets
Business Acquisition [Line Items]
Net revenue as reported	1,350	485	1,759	512
Operating losses	$ 243	$ 90	$ 310	$ 85